Trade and Other receivables - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other receivables.
Increase in trade and other receivables	€ 2,700,000
Increase In Trade Receivables As A Result Of Increase In Revenue	1,300,000
Tax receivables	600,000
Incentive receivables	377,000
Increase in foreign currency swaps	342,000
Unbilled receivables included in trade receivables	€ 0	€ 0